Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	₨ 715	₨ 1,127	₨ 513
Present value of unfunded obligation	(1,192)	(1,838)
Recognized asset/(liability)	(1,192)	(1,838)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	13,637	10,535
Acquisitions	1,636	0
Expected return on plan assets	685	550
Employer contributions	2,213	1,993
Benefits paid	(452)	(76)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	30	578
Translation adjustment	(48)	57
Value at the end of the year	₨ 17,701	₨ 13,637	₨ 10,535